Revenue Recognition	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition
3. Revenue Recognition
Disaggregation of Revenue
The following table summarizes revenue by region in which our merchant headquarters are located:

	Year Ended December 31,
	2022		2021		2020
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States	$163,920	63%	$163,681	71%	$125,458	74%
Europe, the Middle East and Africa (“EMEA”)*	71,443	27	44,850	20	31,821	19
Asia-Pacific (“APAC”)	12,005	5	7,416	3	3,142	2
Americas	13,879	5	13,194	6	9,319	5
Total revenue	$261,247	100%	$229,141	100%	$169,740	100%
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*Includes our country of domicile, Israel. Revenue recognized from Israel was $3.3 million, $2.4 million, and $0.9 million for the years ended December 31, 2022, 2021, and 2020, respectively.

The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2022		2021		2020
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Fraud review service revenue (ASC 606)	$156,040	60%	$132,261	58%	$96,774	57%
Indemnification guarantee service revenue (ASC 460)	105,207	40	96,880	42	72,966	43
Total revenue	$261,247	100%	$229,141	100%	$169,740	100%
We primarily generate revenue from our Chargeback Guarantee offering. Revenue generated from other offerings are not material.
The allocation of consideration between fraud review service revenue and indemnification guarantee service revenue is a function of the fair value of our chargeback guarantee which represents what we would need to pay a third party to relieve ourselves from our obligations under issued guarantees. The fair value of the chargeback guarantee is primarily determined by utilizing the historical percentage of guarantees issued that resulted in a chargeback plus a risk premium fee that we would have incurred from a third-party in order to relieve ourselves from our legal obligation under the guarantee. Refer to Item 5. “Operating and Financial Review and Prospects — Critical Accounting Policies and Estimates.”
Changes in the percentage of revenue that are recorded as fraud review service revenue and indemnification guarantee service revenue are a function of changes in the aforementioned fair value of the chargeback guarantee and changes in the speed in which we pay chargeback claims which impacts the systematic and rational approach that we utilize to record revenue associated with our guarantee obligation.
Cost to Obtain a Contract
The following table represents a rollforward of deferred contract acquisition costs:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Beginning balance	$11,630	$6,983	$2,696
Additions to deferred contract acquisition costs	9,707	7,744	5,857
Amortization of deferred contract acquisition costs	(4,973)	(3,097)	(1,570)
Ending balance	$16,364	$11,630	$6,983
Cost to Fulfill a Contract